Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Number shares	Dec. 31, 2015 USD ($) shares
Description of methodology used for computing depreciation	straight-line method
Description of uncertain tax benefits	Tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement.
Advertising expense | $	$ 100	$ 200
Weighted average shares common stock issuable | shares	1,425,617	279,055
Number of antidilutive securities excluded from computation of earnings per share amount | shares | shares	2,668,117	200,194
Number of operating segment | Number	1
Number of reportable segment | Number	1
Accounting Standards Update 2015-03 [Member]
Carrying value of current maturity of loan | $	$ 35	$ 85
Accounting Standards Update 2016-09 [Member]
Cumulative-effect adjustment to retained earnings | $	$ 457
Series B Convertible Preferred Stock [Member]
Weighted average shares common stock issuable | shares	602,614
Computers And Other Electronic Equipment [Member]
Estimated useful life	3 years
Office Furniture And Equipment [Member] | Minimum [Member]
Estimated useful life	7 years
Office Furniture And Equipment [Member] | Maximum [Member]
Estimated useful life	15 years
Machinery And Equipment [Member]
Estimated useful life	7 years